Quarterly Report
July 31, 2022
MFS®  Lifetime®  2035 Fund
L35-Q1

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 26.5%
MFS Emerging Markets Debt Fund - Class R6	1,196,542	$14,023,472
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,776,392	9,255,005
MFS Global Opportunistic Bond Fund - Class R6	2,127,543	17,254,377
MFS Government Securities Fund - Class R6	1,766,785	16,431,097
MFS High Income Fund - Class R6	6,231,865	18,944,870
MFS Inflation-Adjusted Bond Fund - Class R6	2,554,604	26,746,702
MFS Total Return Bond Fund - Class R6	2,389,819	23,826,496
		$126,482,019
International Stock Funds – 17.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	120,585	$1,479,579
MFS Blended Research International Equity Fund - Class R6	3,215,550	35,853,380
MFS Emerging Markets Equity Fund - Class R6	48,879	1,478,096
MFS International Growth Fund - Class R6	274,847	10,194,080
MFS International Intrinsic Value Fund - Class R6	244,691	10,436,050
MFS International New Discovery Fund - Class R6	250,977	7,870,654
MFS Research International Fund - Class R6	776,527	15,779,027
		$83,090,866
Specialty Funds – 7.2%
MFS Commodity Strategy Fund - Class R6	3,233,263	$17,200,961
MFS Global Real Estate Fund - Class R6	927,268	17,534,634
		$34,735,595
U.S. Stock Funds – 48.8%
MFS Blended Research Core Equity Fund - Class R6	751,538	$22,388,332
MFS Blended Research Growth Equity Fund - Class R6	1,396,368	22,858,553
MFS Blended Research Mid Cap Equity Fund - Class R6	3,290,551	40,046,001
MFS Blended Research Small Cap Equity Fund - Class R6	612,167	8,833,574
MFS Blended Research Value Equity Fund - Class R6	1,518,850	22,053,703
MFS Growth Fund - Class R6	149,503	22,897,859
MFS Mid Cap Growth Fund - Class R6	790,521	20,529,824
MFS Mid Cap Value Fund - Class R6	665,953	19,945,299
MFS New Discovery Fund - Class R6	162,550	4,434,353
MFS New Discovery Value Fund - Class R6	240,249	4,391,752
MFS Research Fund - Class R6	426,923	22,524,452
MFS Value Fund - Class R6	447,297	22,244,058
		$233,147,760
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.72% (v)	340,935	$340,935
Total Investment Companies		$477,797,175

Other Assets, Less Liabilities – 0.0%		17,257
Net Assets – 100.0%		$477,814,432
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $477,797,175.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$477,797,175	$—	$—	$477,797,175
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$21,867,447	$421,127	$55,282	$(12,347)	$167,387	$22,388,332
MFS Blended Research Emerging Markets Equity Fund	1,653,042	14,417	97,117	(4,020)	(86,743)	1,479,579
MFS Blended Research Growth Equity Fund	21,578,585	1,090,973	88,256	(22,536)	299,787	22,858,553
MFS Blended Research International Equity Fund	36,469,319	979,967	270,949	(40,545)	(1,284,412)	35,853,380
MFS Blended Research Mid Cap Equity Fund	39,286,395	781,371	103,840	(8,682)	90,757	40,046,001
MFS Blended Research Small Cap Equity Fund	8,508,325	296,546	28,336	(3,670)	60,709	8,833,574
MFS Blended Research Value Equity Fund	22,140,738	69,614	199,031	(11,796)	54,178	22,053,703
MFS Commodity Strategy Fund	19,519,425	906,928	2,344,945	237,224	(1,117,671)	17,200,961
MFS Emerging Markets Debt Fund	14,340,782	751,507	256,674	(71,555)	(740,588)	14,023,472
MFS Emerging Markets Debt Local Currency Fund	9,467,167	468,049	250,752	(73,836)	(355,623)	9,255,005
MFS Emerging Markets Equity Fund	1,651,576	8,792	109,854	(8,888)	(63,530)	1,478,096
MFS Global Opportunistic Bond Fund	17,436,968	478,082	439,269	(97,122)	(124,282)	17,254,377
MFS Global Real Estate Fund	17,605,232	940,293	37,834	(4,845)	(968,212)	17,534,634
MFS Government Securities Fund	14,791,461	1,510,078	2,852	(453)	132,863	16,431,097
MFS Growth Fund	21,536,165	1,140,446	132,586	(41,926)	395,760	22,897,859
MFS High Income Fund	19,291,780	409,747	436,785	(72,804)	(247,068)	18,944,870
MFS Inflation-Adjusted Bond Fund	27,296,432	767,100	925,654	(110,722)	(280,454)	26,746,702
MFS Institutional Money Market Portfolio	300,295	1,892,953	1,852,361	14	34	340,935
MFS International Growth Fund	10,356,498	123,183	113,508	(25,497)	(146,596)	10,194,080
MFS International Intrinsic Value Fund	10,316,796	290,596	37,862	(10,913)	(122,567)	10,436,050
MFS International New Discovery Fund	7,996,231	62,876	44,492	(14,741)	(129,220)	7,870,654
MFS Mid Cap Growth Fund	19,233,587	982,618	167,588	(55,223)	536,430	20,529,824
MFS Mid Cap Value Fund	19,730,215	237,105	73,866	(3,287)	55,132	19,945,299
MFS New Discovery Fund	4,242,088	209,714	23,083	(17,282)	22,916	4,434,353
MFS New Discovery Value Fund	4,312,581	216,153	30,914	(3,205)	(102,863)	4,391,752
MFS Research Fund	21,785,630	464,187	111,654	(20,295)	406,584	22,524,452
MFS Research International Fund	15,728,873	293,495	39,361	(8,568)	(195,412)	15,779,027
MFS Total Return Bond Fund	23,195,151	1,022,532	340,042	(68,262)	17,117	23,826,496
MFS Value Fund	22,020,168	203,993	161,133	(11,950)	192,980	22,244,058
	$473,658,952	$17,034,442	$8,775,880	$(587,732)	$(3,532,607)	$477,797,175
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Commodity Strategy Fund	$—	$—
MFS Emerging Markets Debt Fund	178,422	—
MFS Emerging Markets Debt Local Currency Fund	131,375	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	85,134	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	65,649	—
MFS Growth Fund	—	—
MFS High Income Fund	236,389	—
MFS Inflation-Adjusted Bond Fund	402,348	—
MFS Institutional Money Market Portfolio	928	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	62,099	95,650
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	160,224	—
MFS Value Fund	110,491	—
	$1,433,059	$95,650
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
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